As filed with the Securities and Exchange Commission on October 29, 2001
                                                             File Nos. 333-81754
                                                                        811-8646
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 16
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 19


                           JURIKA & VOYLES FUND GROUP
             (Exact Name of Registrant as Specified in its Charter)


                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Address of Principal Executive Office)


                                 (800) 852-1991
              (Registrant's Telephone Number, Including Area Code)


                                  SCOTT JAGGERS
                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Name and Address of Agent for Service)


                     Please Send Copy of Communications to:

                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600

                  Approximate Date of Proposed Public Offering:
             As soon as practicable after the effective date hereof.

It is proposed that this filing will become effective:

           [X] immediately upon filing pursuant to Rule 485(b)
           [ ] on _______________, pursuant to Rule 485(b)
           [ ] 60 days after filing pursuant to Rule 485(a)
           [ ] on _______________, pursuant to Rule 485(a)
           [ ] 75 after filing pursuant to paragraph (a)(2)
           [ ] on __________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

           [ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment

================================================================================

    As filed with the Securities and Exchange Commission on October 29, 2001
                                                       Registration No: 33-81754
                                                               File No: 811-8646
================================================================================










                 ----------------------------------------------

                                     PART A

                               COMBINED PROSPECTUS

                           Jurika & Voyles Fund Group

                                 Small-Cap Fund
                                Value+Growth Fund
                                  Balanced Fund

                 ----------------------------------------------










================================================================================

Jurika & Voyles logo

Prospectus

Jurika & Voyles Fund Group
Small-Cap Fund
Value+Growth Fund
Balanced Fund

October 29, 2001

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE OMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS


ABOUT OUR FUNDS................................................................3
  THE SMALL-CAP FUND...........................................................3
    Investment Goal............................................................3
    Principal Investment Strategy..............................................3
    Principal Risks of Investing in the Small-Cap Fund.........................4
    Small-Cap Fund's Performance and Comparative Returns.......................5
    Fee Table..................................................................6
  THE VALUE+GROWTH FUND........................................................7
    Investment Goal............................................................7
    Principal Investment Strategy..............................................7
    Principal Risks of Investing in the Value+Growth Fund......................8
    Value+Growth Fund's Performance and Comparative Returns....................9
    Fee Table.................................................................10
  THE BALANCED FUND...........................................................11
    Investment Goal...........................................................11
    Principal Investment Strategy.............................................11
    Principal Risks of Investing in the Balanced Fund.........................12
    Balanced Funds Performance and Comparative Returns........................14
    Fee Table.................................................................15
MANAGEMENT OF THE FUNDS.......................................................16
ADDITIONAL RISKS..............................................................17
HOW TO BUY SHARES.............................................................18
HOW TO SELL SHARES............................................................20
DIVIDENDS AND DISTRIBUTIONS...................................................24
TAX CONSIDERATIONS............................................................25
FINANCIAL HIGHLIGHTS..........................................................26

ABOUT OUR FUNDS

THE SMALL-CAP FUND

INVESTMENT GOAL

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

To pursue its investment goal, the Fund invests in stocks of quality companies having small market capitalizations. The Fund generally invests in companies that will give it median and weighted average market capitalization of less than $1 billion. The Fund expects to invest at least 80% of its total assets in the common stock of companies with market capitalizations within the Russell 2000 Index, a nationally recognized index of small-cap securities.

When selecting small-cap companies, the Fund's Adviser will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, the Adviser looks for small-cap companies that possess several of the following characteristics:

     * STRONG COMPETITIVE ADVANTAGE - companies that "do what they do" better than anyone else are the prime candidates.

     * CLEARLY DEFINED BUSINESS FOCUS - companies that "stick to their knitting" C focusing only on a particular niche or segment of a broader market.

     * STRONG FINANCIAL HEALTH - companies with strong cash flows, low debt to total capital, healthy balance sheets and higher returns on equity than the market average.

     * QUALITY MANAGEMENT - companies with experienced management, low turnover and a long-term track record of success in an industry.

     * RIGHT PRICE - companies that sell at a discount to the Adviser's estimation of their true value.

     * CATALYST FOR GROWTH - It is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

PRINCIPAL RISKS OF INVESTING IN THE SMALL-CAP FUND

Small-cap company stocks are often more volatile and less liquid than the stocks of larger companies. Small-cap companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. These risks may include a relatively short earnings history, greater vulnerability to competitive conditions, and a reliance on a limited number of products.

The Fund's investment in short-term trading strategies, with respect to initial public offerings, may make the value of an investment in this Fund fluctuate even more than an investment in other small-cap funds.

You could lose money on your investment in the Fund. The Fund could also underperform other investments if any of the following occurs:

     *    The overall stock market goes down

     *    Small-cap stock returns trail those of the overall market

     * The stocks selected for the Fund do not perform as well as other small-cap stocks

The Fund may be appropriate for investors who:

     * Are willing to accept higher short-term risk and volatility along with higher potential long-term returns

     *    Want to diversify their portfolio

     * Are seeking a stock fund that emphasizes stocks of smaller-sized companies

     * Are investing for retirement or other goals that are many years in the future

The Fund may NOT be appropriate for investors who:

     *    Are seeking a significant amount of current dividend income

     *    Are unwilling to accept short-term fluctuations in share price

     *    Have short-term investment goals or needs

SMALL-CAP FUND'S PERFORMANCE AND COMPARATIVE RETURNS

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The chart depicts complete calendar year returns. Past performance is no guarantee of future results.

A Bar Chart appears here depicting the Fund's total returns

                    1995                         52.21%
                    1996                         32.16%
                    1997                         23.86%
                    1998                        (14.32)%
                    1999                         55.83%
                    2000                        (16.41)%

During the period shown in the bar chart, the highest return for a quarter was 41.85% for the quarter ended December 31, 1999. The lowest return for a quarter was (24.55)% for the quarter ended September 30, 1998.

The Fund's 2001 return through September 30, 2001 was (30.01)%. During some periods in the history of the Fund, performance was significantly impacted by short-term gains from investments in initial public offerings.

Average Annual Total Returns through 12/31/00

                                                  5 Year         Since Inception
                                   1 Year    Annualized Return      (9/30/94)
                                   ------    -----------------      ---------
Small-Cap Fund                    (16.41)%        12.80%              18.95%
Russell 2000 Index*                (3.02)%        10.31%              12.23%
Lipper Small-Cap Core Index**       6.93%         12.44%              14.41%

The Small-Cap Fund's holdings are not identical to the Russell 2000, the Lipper Small-Cap Core Index, or any other market index. Therefore, the performance of the Fund will not mirror the returns of any particular index.

----------
* The Russell 2000 Index is a nationally recognized index consisting of 2,000 small-cap stocks.
** The Lipper, Inc. Small-Cap Core Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES:
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Exchange Fee(1)                                                  1.00%
     Redemption Fee(1)                                                1.00%

     ANNUAL FUND OPERATING EXPENSES:
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fee                                                   1.00%
     Other Expenses                                                   0.94%
                                                                     -----
     Total Annual Fund Operating Expenses                             1.94%
     Fees Waived and Expenses Reimbursed(2)                          (0.44)%
                                                                     -----
     Net Expenses                                                     1.50%
                                                                     =====

----------
(1) The Fund charges a 1.00% redemption and exchange fee on shares held less than 30 days. The Transfer Agent charges a $10.00 service fee on wire redemptions.
(2) The Adviser is contractually obligated to reduce its fees and absorb expenses to limit the Fund's total annual operating expenses to 1.50%.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                    1 year                      $  152
                    3 years                     $  473
                    5 years                     $  816
                    10 years                    $1,784

THE VALUE+GROWTH FUND

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

To pursue its investment goal, the Fund invests in stocks of quality companies with mid to large market capitalizations.

The Fund expects to invest 80%, but no less than 65%, of its total assets in the common stock of companies with market capitalizations within the range of the Russell 1000 Index, a nationally recognized index of mid-and large-cap securities. The Fund's average and median market capitalization will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

When selecting stocks for the Fund, the Fund's Adviser will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, the Adviser looks for companies that possess several of the following characteristics:

     * STRONG COMPETITIVE ADVANTAGE - companies that "do what they do" better than anyone else are the prime candidates.

     * CLEARLY DEFINED BUSINESS FOCUS - companies that "stick to their knitting" - focusing only on a particular niche or segment of a broader market.

     * STRONG FINANCIAL HEALTH - companies with strong cash flows, low debt to total capital, healthy balance sheets and higher returns on equity than the market average.

     * QUALITY MANAGEMENT - companies with experienced management, low turnover and a long-term track record of success in an industry.

     * RIGHT PRICE - companies that sell at a discount to the Adviser's estimation of their true value.

     * CATALYST FOR GROWTH - It is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

PRINCIPAL RISKS OF INVESTING IN THE VALUE+GROWTH FUND

Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Mid-cap companies may have a shorter history of operations and a smaller market for their shares.

You could lose money on your investment in the Fund. The Fund could also underperform other investments if any of the following occurs:

     *    The overall stock market goes down

     *    Mid- and large-cap stock returns trail those of the overall market

     * The stocks selected for the portfolio do not perform as well as other mid- and large-cap stocks

The Fund may be appropriate for investors who:

     * Are willing to accept higher short-term risk along with higher potential long-term returns

     *    Want to diversify their portfolio

     *    Are  seeking  a  stock  fund  that  emphasizes   stocks  of  mid-  and
          large-sized companies

     * Are investing for retirement or other goals that are many years in the future

The Fund may NOT be appropriate for investors who:

     *    Are seeking a significant amount of current dividend income

     *    Are unwilling to accept short-term fluctuations in share price

     *    Have short-term investment goals or needs

VALUE+GROWTH FUND'S PERFORMANCE AND COMPARATIVE RETURNS

The information below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The chart depicts complete calendar year returns. Past performance is no guarantee of future performance.

A Bar Chart appears here depicting the Fund's total returns

                    1995                       28.09%
                    1996                       20.31%
                    1997                       21.54%
                    1998                        6.12%
                    1999                       11.93%
                    2000                       14.71%

During the period shown in the bar chart, the highest return for a quarter was 17.18% for the quarter ended December 31, 1999. The lowest return for a quarter was (14.88)% for the quarter ended September 30, 1998.

The Fund's 2001 return through September 30, 2001 was (18.01)%.

Average Annual Total Returns through 12/31/00

                                                 5 Year          Since Inception
                                  1 Year    Annualized Return       (9/30/94)
                                  ------    -----------------       ---------
Value+Growth Fund                 14.71%         14.76%               20.20%
Russell 1000 Index*               (7.79)%        18.16%               17.16%
Russell Mid-Cap Index**            8.25%         16.69%               18.14%
Lipper Multi-Cap Value Index***    9.64%         13.69%               15.33%

The Value+Growth Fund's holdings are not identical to the Russell 1000 Index, the Russell Mid-Cap Index, the Lipper Multi-Cap Value Index, or any other market index. Therefore, the performance of the Fund will not mirror the returns of any particular index.

----------
* The Russell 1000 Index is a nationally recognized index comprised of 1,000 mid-and large-cap securities.
** The Russell Mid-Cap Index includes the 800 smallest firms in the Russell 1000 Index, based on market capitalization.
*** The Lipper, Inc. Multi-CapValue Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES:
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Exchange Fee(1)                                                  1.00%
     Redemption Fee(1)                                                1.00%

     ANNUAL FUND OPERATING EXPENSES:
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fee                                                   0.85%
     Other Expenses                                                   0.77%
                                                                     -----
     Total Annual Fund Operating Expenses                             1.62%
     Fees Waived and Expenses Reimbursed(2)                          (0.37)%
                                                                     -----
     Net Expenses                                                     1.25%
                                                                     =====

----------
(1) The Fund charges a 1.00% redemption and exchange fee on shares held less than 30 days. The Transfer Agent charges a $10.00 service fee on wire redemptions.
(2) The Adviser is contractually obligated to reduce its fees and absorb expenses to limit the Fund's total annual operating expenses to 1.25%.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                    1 year                      $  127
                    3 years                     $  396
                    5 years                     $  685
                    10 years                    $1,506

THE BALANCED FUND

INVESTMENT GOAL

The Fund seeks to provide investors with a balance of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment goal with less volatility and risk than that of the broad stock market. To pursue its investment goal, the Fund invests in a diversified portfolio that combines equity, fixed income and cash-equivalent securities. The Adviser will shift the balance among these securities based on economic conditions, the current interest rate environment and the availability of specific investment opportunities consistent with the Fund's investment goal. Under normal circumstances, the Fund will allocate its assets in the following percentages:

                                            % of Total Assets
                                            -----------------
Equity Securities                               40% - 70%
Fixed-Income Debt Securities                    at least 25%
Cash-equivalent Securities                      0% - 35%

The Fund will invest the equity securities portion primarily in the common stock of mid- and large-capitalization companies C those that have market capitalizations within the range of the Russell 1000 Index, a nationally recognized index of mid- and large-cap securities. The Fund may invest up to 25% of its total assets in debt securities rated below "investment grade" (below Baa3 by Moody's or BBB- by S&P), also known as high-yield or junk bonds.

When selecting securities for the Fund, the Fund's Adviser will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, the Adviser looks for companies that possess several of the following characteristics:

     * STRONG COMPETITIVE ADVANTAGE - companies that "do what they do" better than anyone else are the prime candidates.

     * CLEARLY DEFINED BUSINESS FOCUS - companies that "stick to their knitting" - focusing only on a particular niche or segment of a broader market.

     * STRONG FINANCIAL HEALTH - companies with strong cash flows, low debt to total capital, healthy balance sheets and higher returns on equity than the market average.

     * QUALITY MANAGEMENT - companies with experienced management, low turnover and a long-term track record of success in an industry.

     * RIGHT PRICE - companies that sell at a discount to the Adviser's estimation of their true value.

     * CATALYST FOR GROWTH - it is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the stock price.

PRINCIPAL RISKS OF INVESTING IN THE BALANCED FUND

Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Mid-cap companies may have a shorter history of operations and a smaller market for their shares.

You could lose money on your investment in the Fund. The Fund could also underperform other investments if any of the following occurs:

     *    The overall stock and bond markets go down

     *    Mid- and large-cap stock returns trail those of the overall market

     * The securities selected for the portfolio do not perform as well as similar securities in general

     * Interest rates rise, which could result in a decline in both the equity and fixed-income markets

Fixed-income debt securities are subject to several types of risk:

     * INTEREST RATE RISK. Interest rates may increase, which could cause the value of the Fund's investments to go down.

     * CREDIT RISK. The issuer of a security may fail to make timely interest payments or repay principal, causing the value of that security to go down. Investing in high-yield securities generally involves higher credit risk than investing only in investment grade securities.

     * CALL RISK. During periods of falling interest rates, the issuer of a corporate bond may recall a security with a high interest rate before it has matured. The risk is that the Fund then has to reinvest the proceeds in lower yielding securities.

     * EVENT RISK. A corporation may restructure, causing a bond it has issued to decline in credit quality, and therefore adversely affect its market value. Investing in high yield securities generally involves higher event risk than investing only in investment grade securities.

Generally, the longer the remaining maturity of a debt security, the greater the effect of interest rate changes on its market value. In an effort to maximize income consistent with its investment goals, the Fund may, at times, change the average maturity of its investment portfolio. This can be done by investing a larger portion of assets in relatively longer term obligations when periods of declining interest rates are anticipated and, conversely, emphasizing shorter and intermediate term maturities when a rise in interest rates is expected.

The Fund may be appropriate for investors who:

     * Are willing to accept higher short-term risk along with higher potential long-term returns

     *    Want to diversify their portfolio

     *    Are seeking a balanced fund that provides some income

     * Are investing for retirement or other goals that are many years in the future

The Fund may NOT be appropriate for investors who:

     *    Are seeking a significant amount of current dividend income

     *    Are unwilling to accept short-term fluctuations in share price

     *    Have short-term investment goals or needs

BALANCED FUNDS PERFORMANCE AND COMPARATIVE RETURNS

The information below shows the risks of investing in the Fund by showing changes in the Funds performance from year to year. The chart depicts complete calendar year returns. Past performance is no guarantee of future performance.

A Bar Chart appears here depicting the Fund's total returns

                    1993                     17.02%
                    1994                     (2.20)%
                    1995                     25.41%
                    1996                     15.48%
                    1997                     16.68%
                    1998                      7.28%
                    1999                      6.48%
                    2000                     11.90%

During the period shown in the bar chart, the highest return for a quarter was 10.47% for the quarter ended June 30, 1997. The lowest return for a quarter was (7.09)% for the quarter ended September 30, 1998.

The Fund's 2001 return through September 30, 2001 was (6.19)%.

Average Annual Total Returns through 12/31/00

                                                 5 Year          Since Inception
                                  1 Year    Annualized Return       (3/9/92)
                                  ------    -----------------       --------
Balanced Fund                     11.90%         11.47%              12.63%
Russell 1000 Index/60%
40% Lehman Brothers
Aggregate Bond Index*             (0.12)%        13.68%              13.11%
Lipper Balanced Index**            2.39%         11.80%              11.43%

The Balanced Fund's holdings are not identical to the Russell 1000 Index, the Lehman Brothers Aggregate Bond Index, the Lipper Balanced Index or any other market index. Therefore, the performance of the Fund will not mirror the returns of any particular index.

----------
* The Russell 1000 Index is a nationally recognized index comprised of 1,000 mid-and large-cap securities. The Lehman Brothers Aggregate Bond Index is a nationally recognized market weighted index composed of U.S. government treasury and agency securities, corporate and Yankee bonds and mortgage backed securities.
** The Lipper, Inc. Balanced Index is an unmanaged, net asset value weighted index of 30 balanced mutual funds.

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES:
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Exchange Fee(1)                                                  1.00%
     Redemption Fee(1)                                                1.00%

     ANNUAL FUND OPERATING EXPENSES:
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fee                                                   0.70%
     Other Expenses                                                   0.62%
                                                                     -----
     Total Annual Fund Operating Expenses                             1.32%
     Fees Waived and Expenses Reimbursed(2)                          (0.37)%
                                                                     -----
     Net Expenses                                                     0.95%
                                                                     =====

----------
(1) The Fund charges a 1.00% redemption and exchange fee on shares held less than 30 days. The Transfer Agent charges a $10.00 service fee on wire redemptions.
(2) The Adviser is contractually obligated to reduce its fees and absorb expenses to limit the Fund's total annual operating expenses to 0.95%.

EXAMPLE
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                    1 year                      $   97
                    3 years                     $  302
                    5 years                     $  524
                    10 years                    $1,163

MANAGEMENT OF THE FUNDS

The Adviser. Jurika & Voyles, LP (the "Adviser") is a professional investment management firm founded in 1983 by William K. Jurika and Glenn C. Voyles. As of September 30, 2000, the Adviser had discretionary management authority for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The principal business address of the Adviser is 1999 Harrison Street, Suite 700, Oakland, California 94612.

The Adviser is affiliated with CDC IXIS Assets Management North America, LP ("CDC IXIS"). CDC IXIS is owned by CDC Asset Management. CDC Asset Management is the investment management arm of France's Caisse des Depots Group. CDC IXIS is a holding company for several investment management firms including CDC IXIS Funds, L.P., Loomis, Sayles & Company, L.P., Reich & Tang Asset Management L.P., Back Bay Advisors, L.P., Harris Associates, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. Each of these investment management firms may manage investment companies.

PORTFOLIO MANAGERS OF THE FUNDS. The Portfolio Managers primarily responsible for the day-to-day management of the Funds are Guy Elliffe, Eric Hull and Nick Moore for the Value+Growth Fund; Messrs. Elliffe, Hull and Moore and Kevin Perry for the Balanced Fund; and Jon Hickman for the Small-Cap Fund. All Portfolio Managers manage Funds utilizing company research provided by the Jurika & Voyles research department.

Messrs. Elliffe, Hull and Moore constitute the Core Product Committee of the Advisor, which is responsible for the equity strategy employed by the Value+Growth Fund and the equity portion of the Balanced Fund. Mr. Elliffe also directs the research department at the Adviser. Before joining the Adviser in 1995, Mr. Elliffe spent five years at National Mutual Funds Management as Managing Director of Equities. Mr. Hull is a Sr. Research Analyst who joined the Adviser in 1994, prior to which his professional career included positions in both investment management and investment banking. Mr. Moore is also a Sr. Research Analyst; prior to joining the Adviser in 1998, he was a Portfolio Manager for Orbitex Management. Previously, he was a Portfolio Manager for Franklin Templeton Group.

Mr. Perry directs the fixed-income research department at the Adviser. Prior to joining the Adviser in 1998, he was a principal of Sextant Investments, a merchant banking effort. Previously, he was the CIO of the Pilgrim Group, Inc., an investment firm that managed over $3 billion of mutual fund assets.

Mr. Hickman directs the small-cap equity strategy at the Adviser. Prior to joining the Adviser in February 1999, Mr. Hickman spent fifteen years with Wells Fargo Bank as a portfolio manager involved in small- and mid- cap strategies.

MANAGEMENT FEE. Subject to the direction and control of the Trustees, the Adviser formulates and implements an investment program for each Fund, including determining which securities should be bought and sold. In addition to providing certain administrative services, the Adviser also provides certain of the officers of the Trust. For its services, the Adviser receives a fee, accrued daily and paid monthly, based upon average daily net assets. For the fiscal year ended June 30, 2001, the Adviser received 0.56% of the Small-Cap Fund's average daily net assets, 0.48% of the Value+Growth Fund's average daily net assets and 0.33% of the Balanced Fund's average daily net assets.

SHAREHOLDER SERVICES PLAN. The Funds adopted a Shareholder Services Plan, under which the Funds reimburse the Adviser at an annual rate of up to 0.25% of the Fund's average daily net assets for providing or arranging for services to shareholders. The reimbursement may be used to cover the cost of certain brokers, transfer agents and other financial intermediaries that provide shareholder services.

ADDITIONAL RISKS

     * High-Yield Debt Securities (Balanced Fund only). Investment grade debt securities include those rated at least Baa3 by Moody's Investor Services, Inc. ("Moody's") or BBB- by Standard & Poor's Corporation ("S&P"). The Fund may invest up to 25% of its total assets in debt securities rated below investment grade, also known as high-yield or junk bonds. The Fund will limit its investment in these securities to those rated at least B3 by Moody's or B- by S&P or, if unrated, deemed to be of equivalent quality as determined by the Adviser. High-yield debt securities have greater speculative characteristics. Securities rated B are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. High-yield bonds are more subject to default during periods of economic downturns or increases in interest rates, and their yields may fluctuate over time. It may be more difficult to dispose of or to value high-yield bonds. Achievement of the Balanced Fund's investment goal may also be more dependent on the Adviser's own credit analysis to the extent the Fund's portfolio includes high-yield bonds.

     * Temporary Defensive Measures. In unusual circumstances, economic, monetary and other factors may cause the Adviser to assume a temporary, defensive position during which all or a substantial portion of each Fund's assets may be invested in cash and short-term instruments. This may result in a Fund not achieving its investment objective.

HOW TO BUY SHARES

There are a number of ways to invest in the Funds. The minimum initial investment in any of the Funds is $10,000 for a regular account as well as an Individual Retirement Account.

INVESTMENT METHOD          TO OPEN AN ACCOUNT                              TO ADD TO YOUR ACCOUNT
-----------------          ------------------                              ----------------------
By Mail                    Mail in your account Application,  along        Mail  your  check  or  money  order  for
                           with a check or money  order  payable to        $1,000   or   more,   payable   to   the
                           the respective  Fund, to Jurika & Voyles        respective Fund, to Jurika & Voyles Fund
                           Fund  Group.  Jurika &  Voyles  does not        Group.
                           accept third party checks.

By Telephone (Telephone    Use the Telephone  Exchange Privilege to        Use the Telephone  Exchange Privilege to
Exchange Privilege)        move  $1,000  or more  from an  existing        move your  investment  from one Jurika &
                           Jurika & Voyles  Fund  account or out of        Voyles  Fund  or out of the  SSgA  Money
                           the SSgA Money  Market  Fund into a new,        Market Fund to another. Please note that
                           identically  registered  account. To use        exchanges   between  Funds  are  taxable
                           the Telephone  Exchange  Privilege,  you        events and may incur capital gains.
                           must first sign up for the  privilege by
                           checking  the  appropriate  box on  your
                           Account Application.  After you sign up,
                           please  allow  time for  Jurika & Voyles
                           Fund Group to open your Account.

By Telephone (Automatic    --                                              Transfer  money  from your bank or other
Investing)                                                                 financial  institution  to your Jurika &
                                                                           Voyles Fund  account by  telephone.  You
                                                                           must sign up for this  privilege on your
                                                                           Account Application, and attach a voided
                                                                           check.

By Wire                    --                                              Call   800.JV.INVST   to  request   bank
                                                                           routing   information  for  wiring  your
                                                                           money to Jurika & Voyles Fund Group. Not
                                                                           available for IRA accounts.

By Automatic Investment
Plan                       --                                              Use  the  Automatic  Investment  Plan to
                                                                           move money  ($1,000  minimum)  from your
                                                                           bank or other financial institution (via
                                                                           Automated   Clearing   House)   to  your
                                                                           Account  once or twice each  month.  For
                                                                           more  information  about  the  Automatic
                                                                           Investment    Plan,    see   the    text
                                                                           immediately below. To participate,  call
                                                                           to request an Automatic  Investment Plan
                                                                           Request form.

THE  AUTOMATIC   INVESTMENT   PLAN.  This  convenient   service  allows  you  to
automatically transfer money once or twice a month from your pre-designated bank account to your Account.

     *    The amount of the monthly investment must be at least $1,000.

     * If your transfer date falls on a weekend or holiday, we will process the transaction on the previous business day.

To change the amount or frequency of your automatic investments, or to stop future investments, you must notify us in writing or by calling 800.JV.INVST. We must receive your request at least 5 days prior to your next scheduled investment date.

WHAT YOU SHOULD KNOW WHEN MAKING AN INVESTMENT:

HOW A MUTUAL FUND IS PRICED. A Funds net asset value ("NAV") is the price of a single share. The NAV is computed by adding up the value of a Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the total by the number of shares outstanding.

The NAV is calculated after the close of trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each day that the NYSE is open for trading. The NYSE is closed on weekends and certain national holidays.

Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued using price quotes from the primary market in which they are traded. If prices are not readily available, values will be determined using a fair value method adopted by the Funds' Board of Trustees. This fair value may be higher or lower than the securities' closing price in their relevant markets.

When an order to buy (or sell) is considered received. Your investment and your application must both be received by Closing Time in order for you to receive that day's price. All orders received after Closing Time will be processed with the next day's NAV. An order is considered received when the application (for a new account) or information identifying the account and the investment is received in good order by the Fund's transfer agent.

OTHER PURCHASING POLICIES. All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks. The Funds do not accept third party checks, cash, credit cards, or credit card checks.

If you purchase shares by check, and then you sell those shares, in addition to being charged a redemption fee, the payment may be delayed until your purchase check has cleared. If the Funds receive notice of insufficient funds for a purchase made by check or Automatic Investing, the purchase will be canceled and you will be liable for any related losses or fees the Fund or its transfer agent incurs.

During times of abnormal economic or market conditions, it may be difficult to purchase shares by telephone. The transfer agent will do its best to accommodate all Fund shareholders, but you should consider using overnight mail if you find that you are unable to get through on the telephone.

FUND EXCHANGE LIMITS. In order to keep fund expenses low for all shareholders, the Funds will not allow frequent exchanges, purchases or sales of fund shares. If a shareholder exhibits a pattern of frequent trading, the Advisor reserves the right to refuse to accept further purchase or exchange orders from that shareholder. The Funds may modify the exchange privileges by giving 60 days' written notice to shareholders.

PURCHASING THROUGH AN INVESTMENT BROKER OR DEALER. Shares of the Fund's are available through certain brokers (and their agents) that have made arrangements with the Fund to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Funds' transfer agent, and you will pay or receive the next price calculated by a Fund. The broker (or agent) may hold your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

HOW TO SELL SHARES

You can arrange to take money out of your Account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next calculated NAV after your request is received in good order. We will not process a redemption request until the documentation described below has been received in good order by the transfer agent.

When you sell your shares, you may choose one of the selling methods described in the table below, as well as how you would like to receive your money. The Funds have put several safeguards in place which are intended to protect the interests of our shareholders. By providing all the information requested when you sell your shares, you help us to complete your order in as timely a manner as possible.

SELLING METHOD                   FEATURES AND REQUIREMENTS
--------------                   -------------------------
By Mail                          Mail your instructions to:               If you are using overnight mail:
                                 Jurika & Voyles Fund Group               Jurika &  Voyles Fund Group c/o
                                 P.O. Box 9291                            Boston Financial Data Services
                                 Boston, MA 02205-8562                    66 Brooks Road
                                                                          Braintree, MA 02184

By Telephone (Telephone          The  Telephone  Redemption  Privilege  allows you to redeem  your shares by
Redemption Privilege)            phone ($1,000 minimum). You must make your telephone redemptions by Closing time to receive that day's price. You must provide written authorization to add this privilege to your account prior to making the request.

By Systematic Withdrawal Plan    The Systematic Withdrawal Plan (explained more fully below) lets you set up automatic monthly,  quarterly,  semi-annual or annual redemptions from your account in specified  dollar amounts  ($1,000  minimum).  To establish this feature, complete a Systematic Withdrawal Request Form that is available by calling 800.JV.INVST.

HOW WOULD YOU LIKE TO RECEIVE YOUR MONEY?

     * By Check - Your check will be sent by regular mail to your address on file.

     *    By Wire - There is a $10 service fee.

     * By Electronic Transfer - Please allow 3 business days. Before placing your order, check to make sure that your bank or other financial institution can receive electronic transfers made through the Automated Clearing House.

SPECIAL SERVICES AVAILABLE:

SYSTEMATIC WITHDRAWAL PLAN. This convenient service allows you to arrange to receive as little as $1,000 from your Account on either a monthly, quarterly, semi-annual or annual basis. There is currently no charge for this service, but there are several policies of which you should be aware:

     * Redemptions by check will be made on the 15th and/or the last business day of the month;

     * Redemptions made by electronic transfer will be made on the date you indicate on your Systematic Withdrawal Form;

     * If the withdrawal date falls on a weekend or holiday we will process the transaction on the prior business day; and

     *    You may also request automatic exchanges or transfers.

WIRE TRANSFER. You may wish to wire the proceeds of a redemption from your Account to another financial institution. If you wire money from your Account, shares from your Account are sold on the day we receive your instructions (if you call before the Closing Time).

Generally, the wire transfer is processed the next business day. The money should arrive at your bank or other financial institution the same day the wire is sent. In order to use the wire redemption feature, bank account instructions must be established prior to the requests. You may authorize the wire privilege on your new Account Application, or by written instruction with a signature guarantee, and provide Jurika & Voyles Fund Group with bank account instructions. A $10 fee applies each time you wire money from your Account.

WHAT YOU SHOULD KNOW BEFORE REDEEMING SHARES:

How we determine the redemption price. The price at which your shares will be redeemed is determined by the time of day BFDS or another authorized agent receives your redemption request.

If a request is received before Closing Time, the redemption price will be the Fund's NAV reported for that day. If a request is received after Closing Time, the redemption price will be the Fund's NAV reported for the next day the market is open.

HOW TO REDEEM AT TODAY'S PRICE. If you have signed up for the Telephone Redemption Privilege, you may call in your redemption request before Closing Time to receive that day's share price. Or, you may arrange to have your written redemption request, with a signature guarantee, if required, and any supporting documents, delivered to the transfer agent at the address indicated before Closing Time.

Fees for redeeming shares.

     * There is a 1% short-term redemption fee on the redemption or exchange of any shares held fewer than 30 days; and

     *    All wire transactions are subject to a $10 fee.

REDEMPTIONS IN-KIND. In extreme conditions, there is a possibility that the Funds may honor all or some of a redemption request as a "redemption in-kind." This means that you could receive some or all of your redemption proceeds in the form of securities held by the Fund.

ABOUT REDEMPTION CHECKS. Normally, redemption proceeds will be mailed within three days after your redemption request is received, although it can take up to 7 days. A Fund may hold payment on redemptions until it has received payment for a recent purchase.

Redemption checks are made payable to the shareholder(s) of record; if you wish for the check to be made payable to someone other than you, as the account owner, you must submit your request in writing, and the signatures of all account owners, including joint owners, must be guaranteed. For more information about a "signature guarantee" please read on.

WHEN YOU CAN'T REDEEM. Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

During times of abnormal economic or market conditions, it may be difficult to sell shares by telephone. The transfer agent will do its best to accommodate all Fund shareholders, but you should consider using overnight mail if you find that you are unable to get through by telephone.

WHEN ADDITIONAL DOCUMENTATION IS REQUIRED. Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may require documentation in addition to the redemption request. For more information, please call 800.JV.INVST.

WHEN YOU NEED A SIGNATURE GUARANTEE. Certain requests must include a signature guarantee, which is designed to protect you and the Funds from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

     *    You wish to redeem more than $50,000 worth of shares;

     * The check is being mailed to an address different from the one on your Account (address of record);

     * The check is being made payable to someone other than the Account owner; or

     *    You are instructing us to change your bank account information.

HOW TO OBTAIN A SIGNATURE GUARANTEE. You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. If you would like more information about the signature guarantee, or would like to sign up for the Telephone Redemption Privilege after you have already opened your account, please call 800.JV.INVST.

DELIVERY OF SHAREHOLDER DOCUMENTS. To reduce expenses and mailbox clutter, a Fund may mail only one copy of most financial reports, prospectuses and proxies to your household. We will send just one copy of each of these documents to households where two or more account holders share the same address, unless you request otherwise. You do not need to do anything unless you want to have more than one copy sent to your household. To automatically receive your own copy or if at any time you wish to request separate copies for individual account holders, you may do so by calling the Funds at 800.JV.INVST. Your request will take effect within 30 days.

DIVIDENDS AND DISTRIBUTIONS

                                           Income          Capital Gain
             Fund                         Dividends        Distributions
             ----                         ---------        -------------
       Small-Cap Fund                     Annually           Annually
       Value+Growth Fund                  Annually           Annually
       Balanced Fund                      Quarterly          Annually

Dividends and distributions help your investment grow. When you open a taxable account, it is especially important that you specify on your Account Application how you would like to receive your distributions and dividends.

A Fund pays dividends based on the income that it has received from its investments. The dividends are generally taxed as ordinary income.

Distributions occur when your Fund pays out the capital gains it has realized. Your distributions are taxable at varying rates, depending on how long the Fund held the investments that led to the capital gain. Long-term capital gains are those from securities held more than 12 months, and short-term gains are from securities held less than 12 months.

Several options are available. As an investor, there are several ways you can choose to receive dividends and distributions:

     * Automatically reinvest all dividends and capital gain distributions in additional shares of the same Fund.

     * Receive income dividends and short-term capital gain distributions in cash and accept long-term capital gain distributions in additional shares.

     * Receive all income dividends and distributions of capital gains in cash.

     * Invest all dividends and short-term capital gain distributions in another Jurika & Voyles Fund owned through an identically registered account.

If circumstances change after you make your selection, you can change your options by submitting a written request to the Fund at least 10 full business days prior to the record date for a distribution.

POLICIES AND PROCEDURES. For IRA Accounts, all dividends and distributions are automatically reinvested. Otherwise, payment of dividends or distributions in cash would be a taxable distribution from your IRA, and might be subject to income taxes and penalties if you are under 591/2 years old. After you reach age 591/2, you may request payments in cash.

When you reinvest dividends and distributions, the reinvestment price is the NAV at the close of business on the ex-date.

Your Tax ID Number is required. If you have not provided a correct taxpayer identification number, usually a Social Security number, the Fund is required by the Internal Revenue Service to withhold federal income tax from any dividend, distribution or redemption that you receive.

TAX CONSIDERATIONS

Tax planning is essential. As with any investment, you should consider how your investment in a Fund will be taxed. If your account is tax-deferred or tax-exempt (for example, an IRA or an employee benefit plan account), the information in this section does not apply. If your account is not tax-deferred or tax-exempt, however, you should be aware of these tax rules.

Dividends and distributions are generally taxable. A distribution is a payout of realized investment gains on securities in a Fund's portfolio. When, for example, a Fund sells a stock at a profit, that profit has to be recorded for tax purposes, combined with all the other profits made that year, and distributed to shareholders based on the number of shares held. Distributions are subject to federal income tax, and may also be subject to state or local taxes.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, each Fund's:

     *    Income  and  short-term   capital  gain  distributions  are  taxed  as
          dividends, meaning that you'll pay tax at your marginal tax rate on this amount;

     * Long-term capital gain distributions are taxed as long-term capital gains (currently at a maximum of 20%).

TAX REPORTING. Every year, Jurika & Voyles Fund Group will send you and the IRS a statement, called a Form 1099-DIV, showing the amount of each taxable distribution you received in the previous year.

TAXES ON TRANSACTIONS. Another form of capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them. Your redemptions - including exchanges between funds - may be subject to capital gains tax.

FOREIGN INCOME TAXES. Dividends and interest from foreign issuers earned by a fund may be subject to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%. These taxes are paid by the fund, not by you personally.

Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors.

U.S. shareholders may be entitled to a credit or deduction for foreign income taxes paid by that portion of the Fund's global and international holdings.

FINANCIAL HIGHLIGHTS

The following tables show the Funds' financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total Return" shows how much your investment in the Fund would have increased or decreased during each period, (assuming you had reinvested all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, Independent Certified Public Accountants for the period ending June 30, 2000 and 2001 and by other independent accountants for the periods ended prior to June 30, 2000. Their reports and the Funds' financial statements are included in the Annual Reports, which are available upon request.

                                 SMALL-CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                            YEAR ENDED JUNE 30,
                                                          -------------------------------------------------------
                                                           2001        2000        1999        1998        1997
                                                          -------     -------     -------     -------     -------
Net asset value, beginning of year                        $ 23.62     $ 16.13     $ 19.10     $ 21.83     $ 18.39
                                                          -------     -------     -------     -------     -------
Income from investment operations:
  Net investment loss                                       (0.20)      (0.21)      (0.14)      (0.17)      (0.01)
  Net realized and unrealized gain (loss)
    on investments                                          (3.36)       7.70       (0.93)       2.40        4.04
                                                          -------     -------     -------     -------     -------

Total from investment operations                            (3.56)       7.49       (1.07)       2.23        4.03
                                                          -------     -------     -------     -------     -------
Less distributions:
  From net realized gain                                    (3.58)         --       (1.90)      (4.96)      (0.59)
                                                          -------     -------     -------     -------     -------

Net asset value, end of year                              $ 16.48     $ 23.62     $ 16.13     $ 19.10     $ 21.83
                                                          =======     =======     =======     =======     =======

Total return                                               (14.06)%     46.44%      (3.78)%     10.29%      22.45%
                                                          =======     =======     =======     =======     =======

Net assets at end of year (in millions)                   $  31.6     $  43.2     $  30.6     $  90.9     $ 123.1
                                                          =======     =======     =======     =======     =======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed                   1.94%       1.84%       1.89%       1.55%       1.39%
  After fees waived and expenses absorbed                    1.50%       1.50%       1.50%       1.50%       1.50%
                                                          =======     =======     =======     =======     =======
Ratio of net investment loss to average net assets:
  After fees waived and expenses absorbed                   (1.17)%     (1.14)%     (0.66)%     (0.59)%     (0.08)%
                                                          =======     =======     =======     =======     =======

Portfolio turnover rate                                    202.63%     282.93%     179.91%     168.74%     304.88%
                                                          =======     =======     =======     =======     =======

                                VALUE+GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED JUNE 30,
                                                                 ---------------------------------------------------
                                                                  2001       2000       1999       1998       1997
                                                                 -------    -------    -------    -------    -------
Net asset value, beginning of year                               $ 16.94    $ 16.06    $ 16.20    $ 16.27    $ 13.69
                                                                 -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                     (0.03)    (0.00)^      0.03       0.01       0.10
  Net realized and unrealized gain on investments                   0.97       1.41       0.82       1.77       4.03
                                                                 -------    -------    -------    -------    -------

Total from investment operations                                    0.94       1.41       0.85       1.78       4.13
                                                                 -------    -------    -------    -------    -------
Less distributions:
  From net investment income                                          --      (0.04)        --      (0.04)     (0.10)
  From net realized gain                                           (2.39)     (0.49)     (0.99)     (1.81)     (1.45)
                                                                 -------    -------    -------    -------    -------

Total distributions                                                (2.39)     (0.53)     (0.99)     (1.85)     (1.55)
                                                                 -------    -------    -------    -------    -------

Net asset value, end of year                                     $ 15.49    $ 16.94    $ 16.06    $ 16.20    $ 16.27
                                                                 =======    =======    =======    =======    =======

Total return                                                        5.35%      9.15%      6.05%     11.54%     32.38%
                                                                 =======    =======    =======    =======    =======

Net assets at end of year (millions)                             $  29.1    $  29.6    $  38.3    $  47.4    $  24.0
                                                                 =======    =======    =======    =======    =======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed                          1.62%      1.68%      1.58%      1.48%      2.11%
  After fees waived and expenses absorbed                           1.25%      1.25%      1.25%      1.25%      1.26%
                                                                 =======    =======    =======    =======    =======
Ratio of net investment income (loss) to average net assets:
  After fees waived and expenses absorbed                          (0.18)%    (0.01)%     0.22%      0.09%      0.45%
                                                                 =======    =======    =======    =======    =======

Portfolio turnover rate                                            51.31%     79.33%     92.42%     60.51%    160.13%
                                                                 =======    =======    =======    =======    =======

---------
^ Amount represents less than $0.01 per share

                                  BALANCED FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                             YEAR ENDED JUNE 30,
                                                            ----------------------------------------------------
                                                             2001       2000       1999        1998       1997
                                                            -------    -------    -------     -------    -------
Net asset value, beginning of year                          $ 13.93    $ 14.79    $ 15.44     $ 16.07    $ 14.69
                                                            -------    -------    -------     -------    -------

Income from investment operations:
  Net investment income                                        0.38       0.37       0.36        0.31       0.38
  Net realized and unrealized gain on investments              0.58       0.58       0.38        1.05       2.78
                                                            -------    -------    -------     -------    -------

Total from investment operations                               0.96       0.95       0.74        1.36       3.16
                                                            -------    -------    -------     -------    -------
Less distributions:
  From net investment income                                  (0.38)     (0.37)     (0.36)      (0.32)     (0.37)
  From net realized gain                                      (1.28)     (1.44)     (1.03)      (1.67)     (1.41)
                                                            -------    -------    -------     -------    -------

Total distributions                                           (1.66)     (1.81)    (1.399)      (1.99)     (1.78)
                                                            -------    -------    -------     -------    -------

Net asset value, end of year                                $ 13.23    $ 13.93    $ 14.79     $ 15.44    $ 16.07
                                                            =======    =======    =======     =======    =======

Total return                                                   7.02%      7.26%      5.39%       8.96%     23.12%
                                                            =======    =======    =======     =======    =======

Net assets at end of year (millions)                        $  38.9    $  36.6    $  47.7     $  66.7    $  63.4
                                                            =======    =======    =======     =======    =======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed                     1.32%      1.28%      1.15%       1.37%      1.31%
  After fees waived and expenses absorbed                      0.95%      0.95%      0.95%       1.00%      1.26%
                                                            =======    =======    =======     =======    =======
Ratio of net investment income to average net assets:
  After fees waived and expenses absorbed                      2.76%      2.63%      2.41%       1.99%      2.62%
                                                            =======    =======    =======     =======    =======

Portfolio turnover rate                                       65.08%     65.75%     91.64%      83.27%     91.90%
                                                            =======    =======    =======     =======    =======

                           JURIKA & VOYLES FUND GROUP

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To reduce costs, we mail one copy per household. For more copies, call the Jurika & Voyles Fund Group at the number below.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Jurika & Voyles Fund Group
P.O. Box 9291
Boston, MA 02205-8562
800.JV.INVST
(800.584.6878)

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

*    For a fee, by calling 1-800-SEC-0330, or

*    Free   of   charge   from   the    Commission's    Internet    website   at
     -http://www.sec.gov.

                (The Trust's SEC Investment Company Act file number is 811-8646)

Jurika & Voyles logo appears here

JURIKA & VOYLES
Jurika & Voyles Fund Group
P.O. Box 9291
Boston, MA 02205-8562
800.JV.INVST
(800-584-6878)

    As filed with the Securities and Exchange Commission on October 29, 2001
                                                       Registration No: 33-81754
                                                               File No: 811-8646
================================================================================










                 ----------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                           Jurika & Voyles Fund Group

                                 Small-Cap Fund
                                Value+Growth Fund
                                  Balanced Fund

                 ----------------------------------------------










================================================================================

                                 JURIKA & VOYLES

                           Jurika & Voyles Fund Group
                                 P.O. Box 92911
                              Boston, MA 02205-8562
                                  800.JV.INVST
                                  800.584.6878

                       STATEMENT OF ADDITIONAL INFORMATION
                           JURIKA & VOYLES FUND GROUP

                               INVESTMENT ADVISER:
                                 Jurika & Voyles
                                  P.O. Box 9291
                              Boston, MA 02205-8562
                                  800.JV.INVST


This Statement of Additional Information is dated October 29, 2001.


This Statement of Additional Information ("SAI") pertains to the Jurika & Voyles Small-Cap Fund (the "Small-Cap Fund"), Jurika & Voyles Value+Growth Fund (the "Value+Growth Fund"), and Jurika & Voyles Balanced Fund (the "Balanced Fund"), together the "Funds," each a series of Jurika & Voyles Fund Group (the "Trust"). The SAI supplements the information contained in the Funds' current Prospectus dated October 29, 2001, which may be revised from time to time, and should be read in conjunction therewith. The Prospectus for the Funds may be obtained by writing or calling Quasar Distributors, LLC at 800.JV.INVST. This Statement of Additional Information, although not in and of itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

                                TABLE OF CONTENTS


THE TRUST......................................................................3

INVESTMENT STRATEGIES AND RISKS................................................3

INVESTMENT POLICIES...........................................................13

MANAGEMENT OF THE FUNDS.......................................................15

THE ADVISER...................................................................18

THE ADMINISTRATOR.............................................................21

THE DISTRIBUTOR...............................................................22

TRANSFER AGENT AND CUSTODIAN..................................................22

HOW NET ASSET VALUE IS DETERMINED.............................................22

SHARE PURCHASES AND REDEMPTIONS...............................................24

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................24

HOW PERFORMANCE IS DETERMINED.................................................27

ADDITIONAL INFORMATION........................................................29

FINANCIAL STATEMENTS..........................................................28


NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND THE CURRENT PROSPECTUS, AS REVISED FROM TIME TO TIME, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST.

THE TRUST

The Trust is registered as an open-end diversified management investment company and was organized as a Delaware business trust on July 11, 1994. The Trust currently consists of three separate diversified series. The Trust's Board of Trustees decides on matters of general policy for all series and reviews the activities of the Adviser, Distributor and Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust and each series.

Prior to October 28, 1999, the Small-Cap Fund was known as the "Mini-Cap Fund".

INVESTMENT STRATEGIES AND RISKS

Each of the Funds invest primarily in common stocks (and debt securities for the Balanced Fund), but also may invest in other equity securities including convertible preferred stocks, convertible debt securities, real estate investment trusts ("REITs") and warrants. A warrant represents a right to acquire other equity securities, often for consideration and subject to certain conditions.

The Funds are managed by Jurika & Voyles, L.P. ("Jurika & Voyles" or the "Adviser"). The principal investment goals and strategies of the Funds are described in detail in the Prospectus for each Fund. The achievement of each Fund's investment goal will depend on market conditions generally and on the analytical and portfolio management skills of the Adviser. The following discussion supplements the discussion in the Prospectus.

SHORT-TERM INVESTMENTS

The Funds may invest in short-term cash equivalent securities either for temporary, defensive purposes or, for the Balanced Fund, as part of an overall investment strategy. These consist of high-quality debt obligations eligible to be included in money market portfolios, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High-quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Adviser.

DEBT SECURITIES

The Funds' investments in debt securities may include all types of domestic or U.S. dollar-denominated foreign debt securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits, U.S. Government and U.S. Government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and longer-term repurchase agreements. Under normal circumstances, the Adviser intends, but is not obligated, to construct the portfolio with a higher proportion of corporate issues than government or government agency securities. Bonds, notes and other corporate debt instruments include obligations of varying maturities over a cross section of industries.

In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon and yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.

Subsequent to purchase, the rating of a debt issue may be reduced below the minimum rating acceptable for purchase by a Fund. A subsequent downgrade does not require the sale of the security, but the Adviser will consider such an event in determining whether to continue to hold the obligation. Appendix A to this SAI contains a description of Moody's and S&P ratings.

LOWER-RATED DEBT SECURITIES

The Funds may purchase lower-rated debt securities (e.g., those rated as low as B- by S&P or B3 by Moody's) that have more limited protection of payment of principal and interest. See Appendix A for a description of these ratings. These securities often are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising rates. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value these securities and the ability of the Funds to dispose of these lower-rated debt securities.

Because the risk of default is higher for lower-quality securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by the Funds. In considering investments for the Funds, the Adviser attempts to identify those issuers of securities whose financial condition is adequate to meet current and future obligations or is expected to improve so that current and future obligations can be met. The Adviser's analysis focuses on cash-generating ability, based on such factors as interest coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of Fund shareholders.

REAL ESTATE INVESTMENT TRUSTS

Each Fund may invest a portion of its assets (normally less than 15%) in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Certain REITs have relatively small capitalization, which may tend to increase the volatility of the market price of securities issued by them. Rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Funds' investments in REITs to decline. In addition to these risks, to the extent that REITs directly own real property, the trust may be affected by changes in the value of the underlying property owned by the trusts or by a tenant's ability to pay rent. To the extent a REIT invests in real estate mortgages and derives its income from interest payments, the REIT may be affected by quality of the credit extended and the borrowers' ability to repay the mortgages when due.

U.S. GOVERNMENT SECURITIES

U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA"), and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

ASSET-BACKED SECURITIES

Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities may be issued by governmental, government-related or private organizations. Payments typically are made monthly, consisting of both principal and interest. Asset-backed securities may be prepaid prior to maturity, so the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. Although generally rated AAA, the securities could still become illiquid or experience losses if guarantors or insurers default.

MORTGAGE-RELATED SECURITIES

Mortgage-related  securities  are  interests in a pool of mortgage  loans.  Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. In the case of mortgage-related securities, including real estate mortgage investment conduits and collateralized mortgage obligations, prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

AGENCY MORTGAGE-RELATED SECURITIES

The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.

Collateralized mortgage obligations ("CMOs") are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency or instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. The Funds will not invest in any new types of collateralized mortgage obligations without prior disclosure to the shareholders. Stripped mortgage securities, which are a form of CMO, are usually structured with classes that receive different proportions of the interest and principal payments on a pool of mortgages. Sometimes, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on any IO class or PO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments and prepayments on the related underlying mortgages and, in the most extreme cases, an IO class may become worthless.

The liquidity of IOs and POs that are issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Adviser under the direct supervision of the Trust's Pricing Committee and approved by the Board of Trustees, and all other IOs and POs will be deemed illiquid for purposes of the Funds' limitation on illiquid securities.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

The  Funds  may  purchase  some  mortgage-related   securities  through  private
placements without right to registration under the Securities Act of 1933, as amended (the "Securities Act").

FOREIGN INVESTMENTS

Each Fund may also invest up to 25% of its total assets in securities of foreign issuers, primarily through sponsored and unsponsored Depositary Receipts. Some examples of Depositary Receipts are American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Each Fund will limit its investment in any one foreign country to 5% of its total assets and will not invest more than 5% of its total assets in securities denominated in foreign currencies. Investments in foreign securities may have special risks in addition to those mentioned above, including political or economic instability, currency exchange rate fluctuations and higher transaction costs.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

ADRs and GDRs are certificates evidencing ownership of shares of a foreign-based issuer held by a bank or similar financial institution as depository. Designed for use in U.S. and global securities markets, respectively, ADRs and GDRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. The Funds may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

TAXES. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

FOREIGN CURRENCY TRANSACTIONS. Because the Funds may invest in foreign securities, the Funds may hold foreign currency deposits from time to time, and may convert U.S. dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser expects to enter into settlement hedges in the normal course of managing the Funds' foreign investments. A Fund also could enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

The Funds also may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in Deutsche marks, it could enter into a forward contract to sell Deutsche marks in return for U.S. dollars to hedge against possible declines in the Deutsche mark's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund also could hedge the position by selling another currency expected to perform similarly to the Deutsche mark -- for example, by entering into a forward contract to sell European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedge securities are denominated.

SEC guidelines require mutual funds to designate cash and appropriate liquid assets to cover currency forward contracts that are deemed speculative. The Funds do not currently intend to enter into any such forward contracts. The Funds are not required to segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

The successful use of forward currency contracts will depend on the Adviser's skill in analyzing and predicting currency values. Forward contracts may change a Fund's investment exposure to changes in currency exchange rates substantially, and could result in losses to a Fund if exchange rates do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling currency in exchange for dollars, a Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of forward currency contracts will be advantageous to any Fund, or that the Adviser will hedge at an appropriate time. If the Adviser is not correct in its forecast of interest rates, market values and other economic factors, a Fund would be better off without a hedge. The policies described in this section are non-fundamental policies of the Funds, and can therefore be changed without shareholder approval.

INDEXED SECURITIES

The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. No Fund will invest more than 5% of its net assets in indexed securities. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; for example, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a call option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

POOLED FUND. The initial shareholders of each Fund have approved a fundamental policy authorizing each Fund, subject to authorization by the Board of Trustees, and notwithstanding any other investment restriction, to invest all of its assets in the securities of a single open-end investment company (a "pooled fund"). If authorized by the Trustees, a Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Board currently does not intend to authorize investing in pooled funds. Each fund will notify its shareholders prior to adopting such an investment structure.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which a Fund engages will require at least 100% collateralization of the seller's obligation during the entire term of the repurchase agreement. Each Fund may engage in straight repurchase agreements and tri-party repurchase agreements. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is each Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.

REVERSE REPURCHASE AGREEMENTS

The Funds may engage in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank, broker-dealer or other financial institution, in return for cash, and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund generally will collateralize cash and high quality liquid assets to cover its obligation under the agreement. The Funds enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. A Fund's reverse repurchase agreements and dollar roll transactions that are accounted for as financings will be included among that Fund's borrowings for purposes of its investment policies and limitations.

ZERO COUPON DEBT SECURITIES

The Funds may invest in zero coupon securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily net asset value, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

SECURITIES LENDING

The Funds may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the SEC staff that the Funds may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high-grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Funds are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SHORT SALES

The Funds currently have no intention to seek to hedge investments or realize additional gains through short sales that are not covered or "against the box," but may do so in the future. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) to the extent necessary to meet margin requirements until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.

When a Fund engages in short sales, its custodian segregates an amount of liquid assets equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) the value of collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The collateral assets are marked-to-market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less than the current market value of the securities sold short.

In addition, the Funds in the future also may make short sales "against the box," i.e., when a security identical to one owned by a Fund is borrowed and sold short. If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities), and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment), and (6) in the case of foreign currency-denominated securities, any restriction on currency conversion. Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options (and securities underlying such options), non-government stripped fixed-rate mortgage-backed securities and restricted securities. In the absence of market and dealer quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES. Restricted securities, which are one type of illiquid securities, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering. Where the registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to seek registration of the security.

In  recent  years  a  large  institutional  market  has  developed  for  certain securities that are not registered under the Securities Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

Rule 144A under the Securities Act establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on liquidity to the Board of Trustees.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. Each Fund designates liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions.

INVESTMENT COMPANIES

Each Fund may invest up to 10% of its total assets in shares of other investment companies. As a shareholder in another investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In the case of a closed-end fund, shareholders would bear the expenses of both a Fund and the fund in which that Fund invests.

FUND TURNOVER

The Funds do not intend to engage in short-term trading. Under normal market conditions, the portfolio turnover rate for the Value+Growth Fund and the Balanced Fund should be less than 100%, while the turnover rate for the Small-Cap Fund is likely to be 200% or more. Please see the Financial Highlights for historical portfolio turnover figures. Portfolio turnover in excess of 100% increases brokerage costs incurred by a Fund and advances the recognition of gains by shareholders. Turnover during the fiscal year ended June 30, 2001 for the Value+Growth Fund, Balanced Fund and Small-Cap Fund was 51.31%, 65.08% and 202.63%, respectively.

BORROWING

Each Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and each Fund may pledge its assets in connection with such borrowings. A Fund will not purchase any securities while any such borrowings exceed 5% of that Fund's total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings).

The Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets.

LEVERAGE

Leveraging the Funds through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund that can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

THE FUNDS' INVESTMENT POLICIES

As stated in the Prospectus and as set forth in greater detail below, various restrictions apply to each Fund's investments. In particular, each Fund has adopted certain fundamental investment policies. These fundamental restrictions cannot be changed in any material fashion without the approval of the holders of the majority of a Fund's outstanding shares, which, for this purpose, means the lesser of (1) more than 50% of a Fund's outstanding shares, or (2) 67% of the shares represented at a meeting where more than 50% of a Fund's shares are represented. The Board of Trustees, as a matter of policy or in order to comply with specific legal requirements, has adopted certain additional investment restrictions which may be changed at the Board's discretion (consistent with any applicable legal requirements).

These restrictions (both fundamental and discretionary) may make reference to certain activities -- such as futures and options -- in which the Funds currently do not engage, but which might be used by a Fund in the future. A Fund will not engage in any substantive new activity without prior Board of Trustees' approval, notification to shareholders, and, in the case of fundamental restrictions, shareholder approval. Unless otherwise provided, all references to the value of a Fund's assets are in terms of current market value at the time of calculation.

As a matter of fundamental policy, a Fund may not:

(1) change its status as a diversified series, which requires that each Fund, with respect to 75% of its total assets, not invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of the Fund's total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

(2) invest 25% or more of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities or tax-exempt securities issued by state governments or political subdivisions);

(3) borrow money, except that each Fund may enter into bank loans for temporary or emergency purposes or engage in otherwise permissible leveraging activities (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings) in any amount not in excess of one-third of the value of the Fund's total assets (at the lesser of acquisition cost or current market value). No investments will be made by any Fund if its borrowings exceed 5% of total assets;

(4) issue senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes;

(5) make loans of more than one-third of the Fund's net assets, including loans of securities, except that the Fund may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan;

(6) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, except that the Fund may invest in companies that engage in such businesses to the extent otherwise permitted by the Fund's investment policies and restrictions and by applicable law, and may engage in otherwise permissible options and futures activities as described in the Prospectus and this Statement of Additional Information (currently none authorized);

(7) purchase or sell real estate, except that the Fund may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

(8) underwrite securities of any other company, except that the Fund may invest in companies that engage in such businesses, and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities; and

(9) notwithstanding any other fundamental investment restriction or policy, each Fund reserves the right to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as that Fund.

As a matter of additional fundamental policy, implemented at the discretion of the Board of Trustees, a Fund may not:

(10) purchase or write put, call, straddle or spread options or engage in futures transactions except as described in the Prospectus or SAI (none currently authorized);

(11) make short sales (except covered or "against the box" short sales) or purchases on margin, except that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of its portfolio securities and, as required in connection with permissible options, futures, short selling and leveraging activities as described elsewhere in the Prospectus and SAI (none currently authorized);

(12) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements, short sales, financial options and other hedging activities);

(13) purchase the securities of any company for the purpose of exercising management or control (but this restriction shall not restrict the voting of any proxy);

(14) purchase more than 10% of the outstanding voting securities of any one issuer;

(15) purchase the securities of other investment companies, except as permitted by the 1940 Act, except as otherwise provided in the Prospectus (each Fund reserves the right to invest all of its assets in shares of another investment company);

(16) participate on a joint basis in any trading account in securities, although the Adviser may aggregate orders for the sale or purchase of securities with other accounts it manages to reduce brokerage costs or to average prices;

(17) invest, in the aggregate, more than 15% of its net assets in illiquid securities;

(18) invest more than 25% of its total assets in foreign securities, invest more than 5% of its total assets in any one foreign country, or invest more than 5% of its net assets in securities denominated in foreign currencies; and

(19) invest more than 5% of its net assets in indexed securities.

Except as otherwise noted, all percentage limitations set forth above apply immediately after a purchase, and a subsequent change in the applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

MANAGEMENT OF THE FUNDS

Trustees and Officers

Set forth below is certain information about the Trust's trustees and executive officers:

JUDY G. BARBER, Trustee
DATE OF BIRTH: 12/31/46

1999 Harrison Street, Suite 750, Oakland, CA 94612-3517. Ms. Barber has been the principal of JGB Associates since 1980. Ms. Barber specializes in business and other consulting for high net worth families and individuals.

ROBERT E. BOND, Trustee
DATE OF BIRTH: 2/15/41

1999 Harrison Street, Suite 750, Oakland, CA 94612-3517.. Since 1983, Mr. Bond has been the principal of Source Book Publications, a book publishing and distribution company. Also since 1988, Mr. Bond has been the principal of Bond & Associates, a real estate, business and franchise consultant. Finally, since 1992, Mr. Bond has been a principal of The Center for Independent Financial Analysis, an independent contractor to the U.S. Department of Commerce with regard to franchise publications.

DARLENE T. DeREMER, Trustee
DATE OF BIRTH: 11/27/55

1999 Harrison Street, Suite 750, Oakland, CA 94612-3517. Ms. DeRemer is Managing Director of NewRiver's Internet Advisory Services Division. Prior to merging with NewRiver in March of 2000, Ms. DeRemer was President and Founder of DeRemer Associates, a strategic and marketing consulting firm for the financial services industry (since 1987).

SCOTT A. JAGGERS, Treasurer, Secretary and Principal Financial Accounting
Officer
DATE OF BIRTH: 12/4/67

c/o Jurika & Voyles, 1999 Harrison Street, Suite 700, Oakland, CA 94612. Mr. Jaggers is Vice President and Director of Compliance at Jurika & Voyles, where he has been employed since 1997. From 1995 to 1997, Mr. Jaggers was an Associate in Mergers & Acquisitions with Putnam, Lovell & Thornton, prior to which he was an Associate in Corporate Finance with Raffensperger, Hughes & Co.

*KARL O. MILLS, Trustee, Chairman of the Board of Trustees and Principal Executive Officer
DATE OF BIRTH: 8/14/60

c/o Jurika & Voyles, 1999 Harrison Street, Suite 700, Oakland, CA 94612. Mr. Mills is Vice Chairman at Jurika & Voyles, where he has been employed since 1988.

BRUCE M. MOWAT, Trustee
DATE OF BIRTH: 12/8/43

1999 Harrison Street, Suite 750, Oakland, CA 94612-3517. Since 1976, Mr. Mowat has been a partner of Mowat Mackie & Anderson, LLP, a firm of Certified Public Accountants.

Mr. Mowat's accounting firm has prepared tax returns for the Adviser and certain of its principals. The total amount paid to Mr. Mowat's firm from those services has been approximately $15,000 per year and is expected to remain at approximately the same level in future years. Although Mr. Mowat has no role in the provision of those services, he is a principal in his firm and shares in its profits. The amounts paid to his firm are not material to either the Adviser or Mr. Mowat's firm and represent substantially less than one percent of his firm's total annual revenues.

WILLIAM H. PLAGEMAN, JR., Trustee
DATE OF BIRTH: 6/13/43

1999 Harrison Street, Suite 2700, Oakland, CA 94612. Mr. Plageman has been the principal of Plageman, Lund & Miller LLP since 1993. Mr. Plageman specializes in probate, trust and estate law.

*SHERRY A. UMBERFIELD, Trustee
DATE OF BIRTH: 8/12/54

1999 Harrison Street, Suite 750, Oakland, CA 94612-3517.. Ms. Umberfield has been a Trustee since 1997. Ms. Umberfield is Executive Vice President in charge of Corporate Development for Nvest, L.P., where she has been employed since 1982.

PAUL R. WITKAY, Trustee
DATE OF BIRTH: 10/9/54

1999 Harrison Street, Suite 750, Oakland, CA 94612-3517.. Mr. Witkay has been the President of Alliance of Chief Executives, Inc. since April, 1996. From 1993 until 1996, Mr. Witkay was the Vice President and General Manager of VitalAire Corp. America, a subsidiary of Air Liquide America Corp. (home respiratory products and services). From 1991 until 1993, Mr. Witkay was the Director of Strategic Planning and Management for Air Liquide America Corp.

* DENOTES A TRUSTEE WHO IS AN "INTERESTED PERSON," AS DEFINED IN THE 1940 ACT.

The following compensation was paid to each of the following Trustees for the fiscal year ended June 30, 2001. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the Trust.

    Name of Trustee                                      Total Compensation
    ---------------                                      ------------------
    Darlene T. DeRemer                                        $7,000(1)
    Robert E. Bond                                            $7,000(1)
    Bruce M. Mowat                                            $7,000(1)
    William H. Plageman                                       $7,000(1)
    Judy G. Barber                                            $7,000(1)
    Paul R. Witkay                                            $7,000(1)

----------
(1) Compensation was paid by the Trust.

The current compensation arrangement for the Independent Trustees is that each Trustee will receive $5,000 annually plus $500 per Board meeting attended and $500 for any committee meeting attended on a day on which a Board meeting is not held, together with all reasonable expenses incurred in connection with attending each meeting.

CONTROL PERSONS AND SHARE OWNERSHIP

As of October 23, 2001, to the knowledge of the Funds, the following shareholders of record owned 5% or more of the outstanding shares of the respective Funds indicated:

                                                              Number     Percent
                                                            of Shares      of
Name of Fund          Name and Address of Record Owner        Owned      Shares
------------          --------------------------------      ---------    -------
Balanced Fund         CHARLES SCHWAB & CO INC                 951,963     35.04%
                      SPECIAL CUSTODY ACCOUNT FOR
                      FOR BNFT CUST
                      ATTN MUTUAL FUNDS
                      101 MONTGOMERY ST
                      SAN FRANCISCO, CA 94104-4122

Balanced Fund         MICHAEL A. ROOSEVELT TTEE               166,025      6.11%
                      EVA BENSON BUCK CHARITABLE
                      LEAD TRUST C
                      HELLER EHRMAN WHITE & MCAULIFFE
                      425 CALIFORNIA ST 22ND FLOOR
                      SAN FRANCISCO, CA 94104-2102

Small-Cap Fund        CHARLES SCHWAB & CO INC                 480,011     30.04%
                      SPECIAL CUSTODY ACCOUNT FOR
                      FOR BNFT CUST
                      ATTN MUTUAL FUNDS
                      101 MONTGOMERY ST
                      SAN FRANCISCO, CA 94104-4122


Small-Cap Fund        US BANK NATIONAL ASSOCIATION            312,030     19.53%
                      CUST FOR NSP RET SAVINGS TRUST
                      ACT #21736116
                      CM-9551
                      PO BOX 70870
                      SAINT PAUL, MN 55170-0002

Small-Cap Fund        PRUDENTIAL SECURITIES INC.              137,742      8.62%
                      SPECIAL CUSTODY ACCT FOR THE
                      EXCLUSIVE BENEFIT OF CUSTOMERS - PC
                      ATTN MUTUAL FUNDS RON NOREN
                      1 NEW YORK PLZ
                      NEW YORK, NY 10004-1901

Value +Growth Fund    VANGUARD FIDUCIARY TRUST CO           1,106,597     61.31%
                      MEMORIAL HEALTH SERVICES PLAN 91582
                      ATTN: SPECIALIZED SERVS UNIT VM421
                      PO BOX 2600
                      VALLEY FORGE, PA 19482-2600

Value +Growth Fund    CHARLES SCHWAB & CO INC                 285,261     15.81%
                      SPECIAL CUSTODY ACCOUNT FOR
                      FOR BNFT CUST
                      ATTN MUTUAL FUNDS
                      101 MONTGOMERY ST
                      SAN FRANCISCO, CA 94104-4122

Value+Growth Fund     CHASE MANHATTAN BANK                     97,173      5.38%
                      DIRECTED TTEE
                      FOR METLIFE DEFINED CONT GROUP
                      4 NEW YORK PLZ
                      NEW YORK, NY 10004-2413

As of October 23, 2001, the Trustees and officers of the Trust, as a group, owned less than 5% of the outstanding shares of each Fund.

The Boards of the Funds, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased by the Fund.

THE ADVISER

Jurika & Voyles, a Delaware limited partnership, is the Adviser for the Funds. Pursuant to an Investment Management Agreement (the "Advisory Agreement"), the Adviser determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios and the manner of implementing such changes. The Adviser also (a) provides the Funds with investment advice, research and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Advisory Agreement; and (d) furnishes the Funds with office space and certain administrative services. The services of the Adviser to the Funds are not deemed to be exclusive, and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities. The Funds may reimburse the Adviser (on a cost recovery basis only) for any services performed for a Fund by the Adviser outside its duties under the Advisory Agreement.

The Adviser is affiliated with CDC IXIS Asset Management North America, LP ("CDC IXIS"). CDC IXIS is owned by CDC Assets Management. CDC Asset Management is the investment management arm of France's Caisse des Depots Group. Each Fund's shareholders approved a new Investment Management Agreement, to become effective on the date that acquisition is completed. CDC IXIS is a holding company for several investment management firms including CDC IXIS Funds, L.P., Loomis, Sayles & Company, L.P., Reich & Tang Asset Management, L.P., Back Bay Advisors, L.P., Harris Associates, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. Each of these investment management firms may manage investment companies.

The Advisory Agreement for the Funds permits the Adviser to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction, subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee reimbursement may be accounted for on the financial statements of the Fund as a contingent liability of the Fund, and may appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to affect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

The Advisory  Agreement may be  terminated by the Adviser or the Trust,  without
penalty,   on  60  days'  written   notice  to  the  other  and  will  terminate
automatically in the event of its assignment.

EXPENSES

Each Fund will pay all expenses related to its operation which are not borne by the Adviser or the Distributor. These expenses include, among others: legal and auditing expenses; interest; taxes; governmental fees; fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; brokerage commissions or charges; fees of custodians, transfer agents, registrars, third-party servicing agents or other agents; distribution plan fees; expenses relating to the redemption or repurchase of a Fund's shares; expenses associated with registration and notice filings of Fund shares for sale under applicable federal and state laws and maintaining such registrations and notice filings; expenses of preparing, printing and distributing to Fund shareholders Prospectuses, proxy statements, reports, notices and dividends; costs of stationery; costs of shareholders' and other meetings of a Fund; fees paid to members of the Board of Trustees (other than members who are affiliated persons of the Adviser); a Fund's pro rata portion of premiums of any fidelity bond and other insurance covering a Fund and the Trust's officers and trustees or other expenses of the Trust; and expenses including prorated portions of overhead expenses (in each case on cost recovery basis only) of services for a Fund performed by the Adviser outside of its investment advisory duties under the Advisory Agreement. A Fund also is liable for such nonrecurring expenses as may arise, including litigation to which a Fund may be a party. Each Fund has agreed to indemnify its trustees and officers with respect to any such litigation.

As noted in the Prospectus, the Adviser has contractually agreed to reduce its fee to each Fund by the amount, if any, necessary to keep the Fund's total annual operating expenses (excluding borrowing costs) (expressed as a percentage of its average daily net assets), at or below the lesser of the following levels: Small-Cap Fund -- 1.50%; Value+Growth Fund -- 1.25%; Balanced Fund -- 0.95%; or the maximum expense ratio allowed by any state in which such Fund's shares are then qualified for sale. The Adviser also may at its discretion from time to time pay for other respective Fund expenses from its own assets, or reduce the management fee of a Fund in excess of that required. During the fiscal year ended June 30, 2001, the Advisory Fees for the Small-Cap Fund, the Value+Growth Fund, and the Balanced Fund were $326,712, $259,587, and $269,541, respectively, of which the Adviser waived $148,749, $116,061, and $149,003, respectively. For the fiscal year ended June 30, 2000, the Advisory Fees for the Small-Cap Fund, the Value+Growth Fund, and the Balanced Fund were $341,698, $272,263, and $277,139, respectively, of which the Adviser waived $115,252, $137,595, and $125,246, respectively. For the fiscal year ended June 30, 1999, the Advisory Fees for the Small-Cap Fund, the Value+Growth Fund, and the Balanced Fund were $416,566, $322,503, and $408,129, respectively, of which the Adviser waived $157,576, $122,972, and $112,297 respectively.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a Shareholder Services Plan with respect to shares of the Funds. Pursuant to the Shareholder Services Plan, the Adviser as Services Coordinator will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Funds. Each Fund will reimburse the Adviser and other service providers up to an aggregate of 0.25% of the net assets of the Fund on an annual basis, payable monthly for fees the Adviser pays to certain banks, trust companies, broker-dealers, and other financial intermediaries (each a "Participating Organization") for performing shareholder servicing functions with respect to shares of the Funds owned from time to time by customers of the Participating Organization. In certain cases, the Adviser may also pay a fee, out of its own resources and not to be reimbursed by the Shareholder Services Plan, to a Participating Organization for providing other administrative services to its customers who invest in shares of the Fund.

Pursuant to the Shareholder Services Plan, the Adviser will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of shares of the Funds, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, Prospectuses, and other correspondence from the Funds to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of accounts) where such shareholders hold shares of the Funds registered in the name of the Adviser, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Adviser may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Funds for their customers. Under these arrangements, the Participating Organization will ordinarily establish an omnibus account with the Funds' Transfer Agent and will maintain sub-accounts for customers for whom it processes purchases and redemptions of shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for arranging the execution of the Funds' portfolio transactions and the allocation of brokerage activities. In arranging such transactions, the Adviser will seek to obtain the best execution for each Fund, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm's risk in positioning a block of securities and research, market and statistical information provided by such firm. While the Adviser generally seeks reasonably competitive commission rates, a Fund will not necessarily always receive the lowest commission available.

The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by a Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information may be used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to a Fund. To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates. In accordance with the rules of the National Association of Securities Dealers, Inc., the Funds may also direct brokerage to broker-dealers who facilitate sales of the Funds' shares, subject to also obtaining best execution as described above from such broker-dealer.

A portion of the securities in which the Funds may invest are traded in the over-the-counter markets, and each Fund intends to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where better prices and execution are available elsewhere. Securities traded through market makers may include markups or markdowns, which are generally not determinable. Under the 1940 Act, persons affiliated with a Fund are prohibited from dealing with that Fund as principal in the purchase and sale of securities except after application for and receipt of an exemptive order. The 1940 Act restricts transactions involving a Fund and its "affiliates," including, among others, the Trust's trustees and officers, and employees and the Adviser, and any affiliates of such affiliates. Affiliated persons of a Fund are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

Investment decisions for each Fund are made independently from those of accounts advised by the Adviser or its affiliates. However, the same security may be held in the portfolios of more than one account. When two or more accounts advised by the Adviser simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

During the fiscal years ended June 30, 2001, 2000, and 1999, brokerage commissions paid by the Small-Cap Fund totaled $80,508 (of which $14,931 was paid to firms that furnished third party research services), $80,752 (of which $9,090 was paid to firms that furnished third-party research services), and $211,310, respectively. For the fiscal years ended June 30, 2001, 2000, and 1999, brokerage commissions paid by the Value+Growth Fund totaled $ 37,506 (of which $9,520 was paid to firms that furnished research services), $68,303 (of which $16,257 was paid to firms that furnished research services), and $75,508, respectively. Brokerage commissions paid by the Balanced Fund were $27,125 (of which $5,094 was paid to firms that furnished research services), $53,016 (of which $8,128 was paid to firms that furnished research services), and $64,374, for the years ended June 30, 2001, 2000, and 1999, respectively.

THE FUNDS' ADMINISTRATOR

The Funds have an Administration Agreement with Investment Company Administration, L.L.C. (the "Administrator"), with offices at 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. The Administrator is a division of Firstar Mutual Fund Services, LLC, an affiliate of US Bancorp. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' notice filings to sell shares in all states where each Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives an annual fee equal to 0.10% of the first $100 million of the Trust's average daily net assets, 0.05% of the next $150 million, 0.03% of the next $250 million and 0.01% thereafter, subject to a $40,000 minimum per annum per fund. During the fiscal year ended June 30, 2001, the Administrator received fees of $40,000, from the Funds.

THE FUNDS' DISTRIBUTOR

Quasar Distributors, LLC (the "Distributor"), a broker-dealer affiliated with the Administrator, acts as each Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of each Fund (as defined in the 1940 Act) and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN

Nvest Services Co., an affiliate of the Funds' Adviser, serves as the Funds' Transfer Agent. As Transfer Agent, it maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent and performs other related shareholder functions. State Street Bank & Trust Company serves as the Funds' Custodian. As Custodian, it and certain subcustodians designated by the Board of Trustees hold the securities in the Funds' portfolios and other assets for safekeeping. The Transfer Agent and Custodian do not and will not participate in making investment decisions for the Funds.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of each Fund's shares is calculated once daily, as of 4:00 p.m. New York time (the "Portfolio Valuation Time"), on each day that the New York Stock Exchange (the "NYSE") is open for regular trading, by dividing each Fund's net assets (assets less liabilities) by the total number of shares outstanding and rounding to the nearest cent per share.

The NYSE is closed on Saturdays, Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

Because of the difference between the bid and asked prices of the over-the-counter securities in which a Fund may invest, there may be an immediate reduction in the net asset value of the shares of a Fund after a Fund has completed a purchase of such securities. This is because such OTC securities will be valued at the last sale price (which is generally below the asked price), but usually are purchased at or near the asked price.

Each Fund's portfolio may include foreign securities listed on foreign stock exchanges and debt securities of foreign governments and corporations. Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the Portfolio Valuation Time. In addition, trading in and valuation of foreign securities may not take place on every day that the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days on which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Any changes in the value of foreign currency forward contracts due to exchange rate fluctuations are included in determination of net asset value.

Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser, the Board of Trustees, and the Board's Pricing Committee. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the Nasdaq, and securities traded only in the U.S. over-the-counter market are valued at the last sale price, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Foreign securities are valued at the last sale price in the principal market where they are traded, or if the last sale price is unavailable, at the mean between the last bid and asked prices available reasonably prior to the time the Funds' net asset values are determined. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Pricing Committee, based on the Adviser's recommendations, under the supervision of the Board of Trustees and under procedures adopted by the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Corporate and government debt securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service approved by the Board of Trustees, or at fair value as determined in good faith by procedures approved by the Board of Trustees. Any such pricing service, in determining value, is expected to use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Pricing Committee determines their fair value. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding relative to current average trading volume, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities quoted in foreign currencies are translated into U.S. dollars using the latest available exchange rates. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of a Fund's shares even though there has not been any change in the market values of such securities. Any changes in the value of foreign currency forward contracts due to exchange rate fluctuations are included in determination of net asset value.

The Funds may occasionally invest in initial public offerings and in other offerings that provide final allocation or trade figures after the trade date. For example, a fund may submit a trade ticket to a member of an underwriting syndicate on the trade date ("T") for the purchase of 10,000 shares. With a typical trade in the open market that is not part of an offering, the fund would calculate its net asset value the following trading day (T+1) assuming the purchase of 10,000 shares and completion of the trade. Settlement on a delivery versus payment basis would occur two days thereafter (T+3). However, to continue the example, a trade ticket for an initial public offering may result in the fund's final purchase of anywhere from zero to 10,000 shares based on an allocation by the members of the underwriting syndicate on or after the trade date. In situations where there is a delayed allocation from the broker or the counterparty to a transaction, the fund should include shares for which it has submitted a trade ticket in determining its net asset value only after the fund has been notified of the final allocation for the offering. This normally will result in the security being included in the calculation of net asset value on the second day following the trade (T+2). Customary settlement for these types of trades is T+4. The Trust has adopted this policy to avoid the possible need to re-price its shares with respect to the close of trading on the day following the trade date (T+1).

All other assets of the Funds are valued in such manner as the Pricing Committee in good faith deems appropriate to reflect their fair value.

SHARE PURCHASES AND REDEMPTIONS

Information concerning the purchase and redemption of the Funds' shares is contained in the Prospectus under "How to Buy Shares" and "How to Sell Shares".

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments.

During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of the period. Should redemptions by any individual shareholder (excluding street name or omnibus accounts maintained by financial intermediaries) exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder usually will incur additional brokerage costs in converting the securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be offset against capital gains of the current year. Unless a shareholder elects cash distributions on the Account Application form or submits a written request to a Fund at least 10 full business days prior to the record date for a distribution in which the shareholder elects to receive such distribution in cash, distributions will be credited to the shareholder's account in additional shares of a Fund based on the net asset value per share at the close of business on the day following the record date for such distribution.

Each Fund has qualified and elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, a Fund must meet certain requirements with respect to the source of its income, diversification of its assets and distributions to its shareholders. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if they determine such course of action to be more beneficial to the shareholders. In such case, a Fund will be subject to federal and state corporate income taxes on its income and gains, and all dividends and distributions to shareholders will be ordinary dividend income. Dividends declared by a Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

Under Subchapter M, a Fund will not be subject to federal income taxes on the net investment income and capital gains it distributes to shareholders, provided that at least 90% of its investment company taxable income for the taxable year is so distributed. A Fund will generally be subject to federal income taxes on its undistributed net investment income and capital gains. A nondeductible 4% excise tax also is imposed on each regulated investment company to the extent that it does not distribute to investors in each calendar year an amount equal to 98% of its ordinary income for such calendar year plus 98% of its capital gain net income for the one-year period ending on October 31 of such year plus 100% of any undistributed ordinary or capital gain net income for the prior period. Each Fund intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax.

The Funds may write, purchase or sell certain option contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Funds are eligible and make a special election, such option contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year (i.e., each option contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such option contracts will be 60% long-term and 40% short-term capital gain or loss.

Section 1092 of the Code, which applies to certain "straddles," may affect the taxation of the Funds' transactions in option contracts. Under Section 1092, the Funds may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The Funds also may invest in the stock of foreign companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, each of the Funds may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Funds will endeavor to limit their exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Since it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Funds may incur the PFIC tax in some instances.

Dividends of net investment income (including any net realized short-term capital gains) paid by a Fund are taxable to shareholders of the Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, by a Fund, which are designated as capital gain dividends by the Fund, are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of a Fund have been held. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed. Tax-exempt shareholders will not be required to pay taxes on amounts distributed to them, unless they have borrowed to purchase or carry their shares of a Fund. Statements as to the tax status of distributions to shareholders will be mailed annually.

Any dividend from net investment income or distribution of long-term capital gains received by a shareholder will have the effect of reducing the net asset value of a Fund's shares held by such shareholder by the amount of the dividend or distribution. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the dividend of net investment income or a long-term capital gains distribution, such dividend or distribution, although constituting a return of capital, nevertheless will be taxable as described above. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time may include the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless be taxable to them.

Dividends paid by a Fund will be eligible for the 70% dividends received deduction for corporate shareholders, to the extent that a Fund's income is derived from certain qualifying dividends received from domestic corporations. Availability of the deduction is subject to certain holding period and debt-financing limitations. Capital gains distributions are not eligible for the 70% dividends received deduction.

Special tax treatment is accorded distributions from accounts maintained as IRAs. For example, distributions from traditional IRAs which are not reinvested, made to account holders who are not at least 59 1/2 years of age, are subject to a special penalty tax.

Each  Fund  is  required  to  withhold  31% of  reportable  payments  (including dividends, capital gain distributions and redemption proceeds) to individuals and other nonexempt shareholders who have not complied with applicable regulations. In order to avoid this backup withholding requirement, each shareholder must provide a social security number or other taxpayer identification number and certify that the number provided is correct and that the shareholder is not currently subject to backup withholding, or the shareholder should indicate that it is exempt from backup withholding. Even though all certifications have been made on the Application, a Fund may be required to impose backup withholding if it is notified by the IRS or a broker that such withholding is required for previous under-reporting of interest or dividend income or use of an incorrect taxpayer identification number. Nonresident aliens, foreign corporations, and other foreign entities may also be subject to withholding of up to 30% on certain payments received from a Fund.

The foregoing discussion and related discussion in the Prospectus do not purport to be a complete description of all tax implications of an investment in a Fund. A shareholder should consult his or her own tax adviser for more information about federal, state, local, or foreign taxes. Paul, Hastings, Janofsky & Walker LLP, legal counsel to the Trust, has expressed no opinion in respect thereof.

HOW PERFORMANCE IS DETERMINED

Standardized Performance Information

AVERAGE ANNUAL TOTAL RETURN. The average annual total return included with any presentation of a Fund's performance data will be calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:   P   = a hypothetical initial payment of $10,000
         T   = average annual total return
         n   = number of years
         ERV = ending redeemable value of a hypothetical $10,000 payment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods or fractional portion thereof).

AGGREGATE TOTAL RETURN. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

Where:   P   = a hypothetical initial payment of $10,000
         ERV = ending redeemable value of a hypothetical $10,000 investment made at  the  beginning  of  1-,  5-, or 10-year period (or fractional portion  thereof),  assuming  reinvestment  of  all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of such fund for any period in the future. In addition, because performance will fluctuate, it does not provide an adequate basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

The average annual total returns for each Fund for the year ended June 30, 2001 are as follows:

     Fund                             1 Year    5 Years    Since Inception*
     ----                             ------    -------    ----------------
     Small-Cap Fund                  (14.06)%    10.33%         18.82%
     Value+Growth Fund                 5.35%     12.47%         15.15%
     Balanced Fund                     7.02%     10.16%         11.88%

*The dates of inception for the Funds were: Small-Cap, September 30, 1994; Value+Growth, September 30, 1994; and Balanced Fund, March 9, 1992.

Fund shares impose no sales load on initial purchases or on reinvested dividends. Accordingly, no sales charges are deducted for purposes of this calculation. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

INVESTMENT PHILOSOPHY

From time to time the Funds may publish or distribute information and reasons why the Adviser believes investors should invest in the Funds. For example, the Funds may refer to the Adviser's equity investment approach, which is founded on the principles of Value+Growth. The Funds may state that the Adviser's investment professionals actively research quality companies that are not only undervalued based on their current earnings, but also offer significant potential for future growth.

The Funds also may state that the Adviser uses a practical approach to investing that emphasizes sound business judgment and common sense, and that this approach involves building the Funds' portfolios as a collection of ownership in individual companies that represent both excellent businesses and excellent investments, based upon such companies' competitive advantage, financial health and price. The Funds may also state that this approach has produced above market returns while minimizing the "swings" associated with certain investment styles. The Balanced Fund may, from time to time, state that bonds are used to reduce volatility of the Fund.

INDICES AND PUBLICATIONS

In the same shareholder communications, sales literature, and advertising, a Fund may compare its performance with that of appropriate indices such as the Russell 1000 Index, Russell 2000 Index, Russell Mid-Cap Index, Standard & Poor's MidCap 400 Index, the NASDAQ Composite Index, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities. The indices listed above are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market. A Fund also may, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper, Inc., Morningstar Mutual Funds, Forbes, Money and Business Week.

In addition, one or more portfolio managers or other employees of the Adviser may be interviewed by print media, such as The Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

ADDITIONAL INFORMATION

LEGAL OPINION

The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104, the legal counsel to the Trust.

AUDITORS

The   annual   financial   statements   of  the  Funds   will  be   audited   by
PricewaterhouseCoopers LLP, independent public accountant for the Funds.

LICENSE TO USE NAME

Jurika & Voyles has granted the Trust and each Fund the right to use the designation "Jurika & Voyles" in their names, and has reserved the right to withdraw its consent to the use of such designation under certain conditions, including the termination of the Adviser as the Funds' investment adviser. Jurika & Voyles also has reserved the right to license others to use this designation, including any other investment company.

OTHER INFORMATION

The Prospectus and this SAI, together, do not contain all of the information set forth in the Registration Statement of Jurika & Voyles Fund Group filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

FINANCIAL STATEMENTS

Audited financial statements for the fiscal year ended June 30, 2001 for the Small-Cap Fund, the Value+Growth Fund and the Balanced Fund, as contained in the Annual Report to Shareholders are incorporated herein by reference to the Annual Report.

                                   APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").

S&P'S RATINGS

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Bonds rated A has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

THE B RATING CATEGORY IS ALSO USED FOR DEBT SUBORDINATED TO SENIOR DEBT THAT IS ASSIGNED AN ACTUAL OR IMPLIED BB-RATING.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC: Bonds rated CC are typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC bond rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- bond rating.

THE C RATING MAY BE USED TO COVER A SITUATION WHERE A BANKRUPTCY PETITION HAS BEEN FILED BUT DEBT SERVICE PAYMENTS ARE CONTINUED.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. The modifier "+" indicates that the security ranks in the higher end of its generic rating category; the modifier "-" indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S RATINGS

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered as medium-grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain
        protective  elements  may  be  lacking  or  may  be   characteristically
        unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:     Bonds rated Ca represent  obligations  which are  speculative  in a high
        degree.   Such  issues  are  often  in  default  or  have  other  marked short-comings.

C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    As filed with the Securities and Exchange Commission on October 29, 2001
                                                       Registration No: 33-81754
                                                               File No: 811-8646
================================================================================










                 ----------------------------------------------

                                     PART C

                                       of
                                    Form N-1A
                             Registration Statement

                           Jurika & Voyles Fund Group

                                 Small-Cap Fund
                                Value+Growth Fund
                                  Balanced Fund

                 ----------------------------------------------










================================================================================

                           JURIKA & VOYLES FUND GROUP

                                    FORM N-1A

                                 --------------
                                     PART C
                                 --------------

ITEM 23. EXHIBITS:

     (a)  Agreement and Declaration of Trust.(1)
     (b)  By-Laws.(1)
     (c)  Specimen Share Certificate.(1)
     (d)  Form of Investment Management Agreement.(1)
     (e)  Form of Distribution Agreement.(2)
     (f)  Benefit Plan(s) - Not applicable.
     (g)  Form of Custodian Agreement.(2)
     (h)  Form of Administration Services Agreement.(2)
     (i)  Consent and Opinion of Counsel as to legality of Shares.(3)
     (j)  Consent of Independent Public Accountants. - Filed Herewith.
     (k)  Financial Statements omitted from Item 23 - Not applicable.
     (l)  Form of Subscription Agreement.(2)
     (m)  Shareholder Services Plan.(4)
     (n)  Financial Data Schedule - No Longer Required.
     (o)  Form of Multiple Class Plan.(4)
     (p)  Code of Ethics
          (i)  Jurika & Voyles Fund Group and Jurika & Voyles, L.P.(5)
          (ii) Quasar Distributors LLC - Filed Herewith.

----------
(1) Incorporated by reference to the Form N-1A Registration Statement filed on July 21, 1994.
(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-1A Registration Statement filed on September 16, 1994.
(3) Incorporated by reference to Pre-Effective Amendment No. 3 to the Form N1-A Registration Statement filed on September 26, 1994.
(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Form N1-A Registration Statement filed on April 1, 1997.
(5) Incorporated by reference to Post-Effective Amendment No. 15 to the Form N1-A Registration Statement filed on October 27, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Jurika & Voyles, L.P. (The "Adviser") is the investment adviser to each series of the Registrant. The Adviser is affiliated with Nvest, L.P. ("Nvest"). Nvest is a publicly traded limited partnership affiliated with Metropolitan Life Insurance Company. Nvest is a holding company for several investment management firms including Loomis, Sayles & Company, L.P., Reich & Tang Asset Management, L.P., Copley Real Estate Advisors, Inc., Back Bay Advisors, L.P., Harris Associates, L.P., Vaughan, Nelson Scarborough & McConnell, L.P., and Westpeak Investment Advisors, L.P. Each of these investment management firms may manage investment companies.

ITEM 25. INDEMNIFICATION

     Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

     Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Information about Jurika & Voyles is set forth in Part B under "Management of the Funds."

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

     Firstar Funds
     Cullen Funds Trust
     Country Growth Fund, Inc.
     Country Asset Allocation Fund, Inc.
     Country Tax Example Bond Fund, Inc.
     Country Taxable Fixed Income Series, Inc.
     Country Money Market Fund
     Country Long-Term Bond Fund
     Country Short-Term Government Bond Fund
     Kit Cole Investment Trust
     The Hennesy Mutual Funds
     The Hennessy Funds
     Jefferson Fund Group Trust
     Everest Funds
     Brandywine Advisors Fund
     Light Revolution Fund
     IPS Funds
     Glen Rauch Funds
     The Arbitrage Funds
     The Jensen Portfolio
     The Lindner Funds
     Thompson Plumb Funds
     AHA Investment Funds Inc.
     Westler Trust
     Mutuals.com
     Professionally Managed Portfolios
     Advisors Series Trust
     Trust for Investment Managers
     PIC Investment Trust

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

                                 Position and Offices             Position and
Name and Principal               with Principal                   Offices with
Business Address*                Underwriter                      Registrant
-------------------              ---------------                  -----------
James R. Schoenike               President, Board Member          None
Donna J. Berth                   Treasurer                        None
James J. Barresi                 Secretary                        None
Joe Redwine                      Board Member                     None
Bob Kern                         Board Member                     None
Paul Rock                        Board Member                     None
Jennie Carlson                   Board Member                     None

----------
* The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The  accounts,  books,  or other  documents  required to be  maintained  by
Section  31(a)  of the  Investment  Company  Act of  1940  will  be  kept by the
Registrant's Transfer Agent, State Street Bank & Trust Co., 1776 Heritage, Quincy, Massachusetts 02171, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which will be kept by the Registrant at 1999 Harrison Street, Suite 700, Oakland, California 94612

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS.

     (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 25th day of October, 2001.

                                    Jurika & Voyles Fund Group

                                    By: /s/ Karl Olof Mills*
                                        ----------------------------------------
                                        Karl Olof Mills
                                        Chairman and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Karl Olof Mills*           Chairman and Principal           October 25, 2001
----------------------------   Executive Officer and Trustee
Karl Olof Mills

/s/ Scott A. Jaggers*          Treasurer and Secretary and      October 25, 2001
----------------------------   Principal Financial Accounting
Scott A. Jaggers               Officer

/s/ Darlene T. DeRemer*        Trustee                          October 25, 2001
----------------------------
Darlene T. DeRemer

/s/ Bruce M. Mowat*            Trustee                          October 25, 2001
----------------------------
Bruce M. Mowat

/s/ Robert E. Bond*            Trustee                          October 25, 2001
----------------------------
Robert E. Bond

/s/ William H. Plagemen, Jr.*  Trustee                          October 25, 2001
----------------------------
William H. Plageman, Jr.

/s/ Sherry A. Umberfield*      Trustee                          October 25, 2001
----------------------------
Sherry A. Umberfield

/s/ Judy G. Barber*            Trustee                          October 25, 2001
----------------------------
Judy G. Barber

/s/ Paul R. Witkay*            Trustee                          October 25, 2001
----------------------------
Paul R. Witkay

* By: /s/ Eric M. Banhazl
      -----------------------------------
      Eric M. Banhazl, pursuant
      to a Power of Attorney as filed
      with post-effective Amendment No. 2
      and filed herewith

                               POWER OF ATTORNEY

     KNOWN ALL BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Eric M. Banhazl her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign any and all amendments to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group under the Securities Act of 1933 and the Investment Company Act of 1940, and to file the same, with all exhibits thereto and other documents in connection therewith, the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


Dated: November 21, 2000


                                    /s/ JUDY G. BARBER
                                    --------------------------------------------
                                    Judy G. Barber

                                POWER OF ATTORNEY

     KNOWN ALL BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Eric M. Banhazl his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign any and all amendments to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group under the Securities Act of 1933 and the Investment Company Act of 1940, and to file the same, with all exhibits thereto and other documents in connection therewith, the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


Dated: November 8, 2000


                                    /s/ WILLIAM H. PLAGEMENA JR.
                                    --------------------------------------------
                                    William H.Plageman, Jr.

                                POWER OF ATTORNEY

     KNOWN ALL BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Eric M. Banhazl his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign any and all amendments to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group under the Securities Act of 1933 and the Investment Company Act of 1940, and to file the same, with all exhibits thereto and other documents in connection therewith, the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


Dated: November 10, 2000


                                    /s/ PAUL R. WITKAY
                                    --------------------------------------------
                                    Paul R. Witkay

                                POWER OF ATTORNEY

     KNOWN ALL BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Eric M. Banhazl her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign any and all amendments to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group under the Securities Act of 1933 and the Investment Company Act of 1940, and to file the same, with all exhibits thereto and other documents in connection therewith, the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


Dated: December 20, 2000


                                    /s/ SHERRY A. UMBERFIELD
                                    --------------------------------------------
                                    Sherry A. Umberfield

                                POWER OF ATTORNEY

     KNOWN ALL BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Eric M. Banhazl his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign any and all amendments to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group under the Securities Act of 1933 and the Investment Company Act of 1940, and to file the same, with all exhibits thereto and other documents in connection therewith, the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


Dated: January 17, 2001

                                    /s/ SCOTT A. JAGGERS
                                    --------------------------------------------
                                    Scott A. Jaggers